Shareholder Fees {- Franklin U.S. Core Equity (IU) Fund} - Frankllin Core Equity (IU)_FAS6 Funds-03 - Franklin U.S. Core Equity (IU) Fund - Advisor Class	Dec. 01, 2020
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none